Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Loans and advances	$ 2,175	$ 2,222	$ 1,837
Other non-current financial assets related to operational activities	1,677	1,761	250
Other	154	330	301
TOTAL	4,006	4,313	2,388
Gross value/Cost
Other non-current assets
Loans and advances	2,433	2,516	2,092
Other non-current financial assets related to operational activities	1,677	1,761	250
Other	154	330	301
TOTAL	4,264	4,607	2,643
Valuation allowance
Other non-current assets
Loans and advances	(258)	(294)	(255)
TOTAL	$ (258)	$ (294)	$ (255)